Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 2,446,990	R$ 968,342
Short-term investments	8,128,058	2,937,029
Accounts receivable from card issuers	16,307,155	14,066,814
Current	1,415,850	249,417
Recoverable taxes	56,365	50,426
Prepaid expenses	67,658	12,463
Derivative financial instruments	43,103	14,062
Other assets	809,645	106,345
Current assets	29,274,824	18,404,898
Non-current assets
Trade accounts receivable	382,106	0
Receivables from related parties	7,200	12,837
Deferred tax assets	138,697	192,781
Prepaid expenses	51,164	0
Other assets	85,571	44,685
Investment in associates	51,982	28,242
Property and equipment	717,234	548,607
Intangible assets	1,039,886	373,699
Non-current assets	2,473,840	1,200,851
Total assets	31,748,664	19,605,749
Current liabilities
Accounts payable to clients	9,172,353	6,500,071
Trade accounts payable	180,491	97,825
Loans and financing	1,184,737	2,947,811
Obligations to FIDC quota holders	1,960,121	2,090,894
Labor and social security liabilities	173,103	109,013
Taxes payable	106,835	44,940
Derivative financial instruments	16,233	1,354
Other liabilities	586,508	80,619
Current liabilities	13,380,381	11,872,527
Non-current liabilities
Loans and financing	524,363	87,483
Obligations to FIDC quota holders	2,414,429	1,620,000
Deferred tax liabilities	61,086	10,687
Provision for contingencies	10,150	9,564
Labor and social security liabilities	81,258	27,432
Other liabilities	284,972	5,051
Non-current liabilities	3,376,258	1,760,217
Total liabilities	16,756,639	13,632,744
Equity
Issued capital	75	62
Capital reserve	13,479,722	5,443,786
Treasury shares	(76,360)	(90)
Other comprehensive income	(5,002)	(72,335)
Retained earnings	1,455,027	600,956
Equity attributable to owners of the parent	14,853,462	5,972,379
Non-controlling interests	138,563	626
Total equity	14,992,025	5,973,005
Total liabilities and equity	R$ 31,748,664	R$ 19,605,749